STOCKHOLDERS DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

Stock compensation activity under the 2013 Plan for the six months ended March 31, 2024 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2023	102,125	$38.00	5.58	$-
Awarded	-	-	-	-
Forfeited/Cancelled	(1,825)	(67.00)	-	-
Outstanding at December 31, 2023	100,300	38.00	4.00	11,000
Awarded	-	-	-	-
Forfeited/Cancelled	(12,025)	(58.00)	-	-
Outstanding at March 31, 2024	88,275	$35.00	5.00	-
Vested at March 31, 2024	74,769	$39.00	3.50	-
Vested and expected to vest at March 31, 2024	88,275	$35.00	5.00	-

Common Stock Options activity under the 2013 Plan for the year ended September 30, 2023 and 2022 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	124,495	$58.00	1.86	$140,151
Awarded	6,625	$6.00
Forfeited/Cancelled	(32,494)	$70.00
Outstanding at September 30, 2022	98,626	$52.00	1.46	$16,900
Awarded	24,500	$8.00		—
Forfeited/Cancelled	(21,001)	$68.00	—	—
Outstanding at September 30, 2023	102,125	$38.00	3.9	$—
Vested at September 30, 2023	82,940	$44.00	4.89	$—
Vested and expected to vest at September 30, 2023	102,125	$38.00	3.9	$—

SCHEDULE OF STOCK WARRANTS ACTIVITY

Common Stock Warrants activity for the year ended September 30, 2023 and 2022 follows:

			Weighted
		Weighted	Average
	Warrants	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	349,380	$53.28	1.8	$-
Awarded	457,072	$9.95	3.8	-
Forfeited/Cancelled	-	$-	-	-
Outstanding at September 30, 2022	806,452	$28.72	2.9	$-
Awarded	25,572,245	$0.85	4.8	13,958,846
Exchanged	(77,090)	$106.47	-	-
Forfeited/Cancelled	(17,605)	$50.20	-	-
Outstanding at September 30, 2023	26,284,002	$0.85	4.8	$13,958,846
Vested at September 30, 2023	26,284,002	$		$
Vested and expected to vest at September 30, 2023	26,284,002	$		$

SCHEDULE OF RESTRICTED STOCK ACTIVITY

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2023 and 2022 follows:

	2023	2022
Non Vested at September 30, 2022 and 2021	250	2,250
Awarded	—	—
Vested	(250)	(2,000)
Forfeited	—	—
Non Vested at September 30, 2023 and 2022	—	250

SCHEDULE OF WEIGHTED AVERAGE RESTRICTED STOCK AWARD DATE FAIR VALUE

The weighted average restricted stock award date fair value information for the years ended September 30, 2023 and 2022 follows:

	2023	2022
Non Vested at September 30, 2022 and 2021	$18.00	$19.76
Awarded
Vested	(18.00)	(19.90)
Forfeited
Non Vested at September 30, 2023 and 2022	$—	$18.00